Subsequent events (Details) - USD ($) $ in Thousands	1 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 25, 2021	Sep. 26, 2020	Dec. 26, 2020	Dec. 28, 2019
Subsequent Event [Line Items]
Amount paid			$ 7,644	$ 34,294
EWC Ventures and its Subsidiaries [Member]
Subsequent Event [Line Items]
Total amount to reacquire certain area representative rights					$ 32,791	$ 36,182
Amount paid					$ 34,685	$ 33,189
EWC Ventures and its Subsidiaries [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Total amount to reacquire certain area representative rights		$ 7,250
Amount paid	$ 3,250	$ 4,000